CONVERTIBLE DEBENTURES FINANCING (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Debentures Financing
Reconciles of fair value of debentures to carrying amount

The following table reconciles the fair value of the debentures to the carrying amount.

	Liability Component	Equity Component	Total
Balance, December 31, 2018	$549,191	$33,706	$582,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2019	594,191	33,706	627,897
Interest accrued	45,000	—	45,000
Balance, December 31, 2020	$639,191	$33,706	$672,897